Equity-based Awards - Summary of Amount of Compensation Expense Recognized (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Compensation expense	$ 7,874	$ 3,558	$ 1,423